Employee benefits - Costs recognized in the income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Service cost	$ 45	$ 10	$ 7
Interest expense	325	196	222
Interest income	(412)	(253)	(297)
Interest expense on effect of (asset ceiling)/ onerous liability	84	58	74
Total of cost, net	42	11	6
Underfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Service cost	40	68	52
Interest expense	39	122	134
Interest income	(17)	(102)	(107)
Interest expense on effect of (asset ceiling)/ onerous liability
Total of cost, net	62	88	79
Other Benefits [Member]
IfrsStatementLineItems [Line Items]
Service cost	13	1	18
Interest expense	60	33	64
Interest income
Interest expense on effect of (asset ceiling)/ onerous liability
Total of cost, net	$ 73	$ 34	$ 82